Statements of Net Assets Available for Benefits - EBP 105 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
ASSETS
Total investments, at fair value	$ 195,886,406	$ 175,657,781
Receivables
Notes receivable from participants	4,144,745	3,670,209
Employer contributions receivable	705,990	649,544
Participant contributions receivable	6,229	0
Total receivables	4,856,964	4,319,753
Total assets	200,743,370	179,977,534
LIABILITIES	0	0
Net assets available for benefits	200,743,370	179,977,534
Registered investment companies
ASSETS
Total investments, at fair value	118,443,016	152,859,735
Collective investment trust
ASSETS
Total investments, at fair value	72,378,553	18,643,886
Common stock fund
ASSETS
Total investments, at fair value	$ 5,064,837	$ 4,154,160